UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21338

AGIC Convertible & Income Fund II

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices)    (Zip code)

Lawrence G. Altadonna

1633 Broadway,

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: February 28, 2013

Date of reporting period: May 31, 2012

Item 1. Schedule of Investments

AGIC Convertible & Income Fund II Schedule of Investments

May 31, 2012 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—46.5%
	Advertising—0.8%
$6,335	Affinion Group, Inc., 11.50%, 10/15/15 (a)	$5,503,531

	Aerospace & Defense—0.1%
620	BE Aerospace, Inc., 8.50%, 7/1/18	678,900

	Airlines—0.7%
4,750	United Airlines, Inc., 12.00%, 11/1/13 (b)(c)	5,017,188

	Auto Manufacturers—0.8%
5,590	Chrysler Group LLC, 8.25%, 6/15/21	5,631,925

	Commercial Services—2.8%
8,535	Cenveo Corp., 11.50%, 5/15/17 (b)(c)	7,425,450
4,295	DynCorp International, Inc., 10.375%, 7/1/17	3,704,438
8,250	National Money Mart Co., 10.375%, 12/15/16	9,157,500

		20,287,388

	Construction & Engineering—1.2%
8,380	MasTec, Inc., 7.625%, 2/1/17	8,694,250

	Consumer Finance—0.4%
4,110	Springleaf Finance Corp., 6.90%, 12/15/17	3,246,900

	Diversified Consumer Services—0.5%
4,100	Cambium Learning Group, Inc., 9.75%, 2/15/17	3,895,000

	Diversified Financial Services—1.4%
7,465	Community Choice Financial, Inc., 10.75%, 5/1/19 (b)(c)	7,409,012
3,005	International Lease Finance Corp., 6.375%, 3/25/13	3,076,369

		10,485,381

	Diversified Telecommunications—1.0%
7,705	Cincinnati Bell, Inc., 8.75%, 3/15/18	7,184,912

	Electric—0.9%
6,780	Edison Mission Energy, 7.00%, 5/15/17	3,661,200
8,200	Texas Competitive Electric Holdings Co. LLC, 15.00%, 4/1/21	2,747,000

		6,408,200

	Electrical Components & Equipments—1.5%
10,275	WireCo WorldGroup, Inc., 9.50%, 5/15/17	10,737,375

	Electronic Equipment, Instruments & Components—1.0%
6,815	Kemet Corp., 10.50%, 5/1/18	7,138,713

	Electronics—0.2%
1,300	NXP BV / NXP Funding LLC, 9.75%, 8/1/18 (b)(c)	1,472,250

	Energy Equipment & Services—1.2%
8,005	Pioneer Drilling Co., 9.875%, 3/15/18	8,445,275

	Health Care Providers & Services—1.5%
6,585	ExamWorks Group, Inc., 9.00%, 7/15/19 (b)(c)	6,716,700
7,590	Rotech Healthcare, Inc., 10.50%, 3/15/18	4,136,550

		10,853,250

	Home Builders—0.9%
	K Hovnanian Enterprises, Inc.,
5,575	2.00%, 11/1/21 (b)(c)	3,010,500
4,340	10.625%, 10/15/16	3,840,900

		6,851,400

	Hotels, Restaurants & Leisure—2.0%
6,880	DineEquity, Inc., 9.50%, 10/30/18	7,507,800
6,395	MGM Resorts International, 11.375%, 3/1/18	7,402,212

		14,910,012

	Household Durables—0.7%
3,920	Beazer Homes USA, Inc., 9.125%, 5/15/19	3,273,200
1,390	Jarden Corp., 7.50%, 5/1/17	1,542,900

		4,816,100

	Household Products/Wares—0.8%
5,725	Reynolds Group Issuer, Inc., 9.875%, 8/15/19 (b)(c)	5,717,844

	Internet Software & Services—0.9%
6,840	Earthlink, Inc., 8.875%, 5/15/19	6,703,200

	Iron/Steel—0.7%
5,600	AK Steel Corp., 8.375%, 4/1/22	5,236,000

	IT Services—0.7%
1,985	Stream Global Services, Inc., 11.25%, 10/1/14	2,059,438
2,705	Unisys Corp., 12.75%, 10/15/14 (b)(c)	2,989,025

		5,048,463

	Leisure Time—1.7%
	NCL Corp. Ltd.,
810	9.50%, 11/15/18	886,950
7,320	11.75%, 11/15/16	8,454,600
8,145	Travelport LLC, 11.875%, 9/1/16	2,952,563

		12,294,113

AGIC Convertible & Income Fund II Schedule of Investments (continued) May 31, 2012 (unaudited)

Principal Amount (000s)		Value*
	Lodging—1.1%
$9,455	Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	$7,516,725
725	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.375%, 3/15/22 (b)(c)	704,156

		8,220,881

	Media—1.4%
5,025	McClatchy Co., 11.50%, 2/15/17	5,100,375
5,100	Media General, Inc., 11.75%, 2/15/17	5,418,750

		10,519,125

	Metals & Mining—0.5%
3,975	Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	3,299,250

	Mining—0.1%
885	FMG Resources August 2006 Pty Ltd., 6.875%, 4/1/22 (b)(c)	854,025

	Miscellaneous Manufacturing—0.9%
7,715	Harland Clarke Holdings Corp., 9.50%, 5/15/15	6,847,062

	Oil & Gas—2.5%
7,000	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	7,560,000
5,220	Milagro Oil & Gas, 10.50%, 5/15/16	4,045,500
6,635	United Refining Co., 10.50%, 2/28/18	6,817,463

		18,422,963

	Oil, Gas & Consumable Fuels—1.7%
6,250	SandRidge Energy, Inc., 9.875%, 5/15/16	6,843,750
4,740	Western Refining, Inc., 11.25%, 6/15/17 (b)(c)	5,332,500

		12,176,250

	Personal Products—0.1%
500	Revlon Consumer Products Corp., 9.75%, 11/15/15	538,750

	Retail—1.3%
9,165	Neiman Marcus Group, Inc., 10.375%, 10/15/15	9,611,885

	Semiconductors & Semiconductor Equipment—1.1%
	Freescale Semiconductor, Inc.,
3,806	10.125%, 3/15/18 (b)(c)	4,119,995
3,360	10.75%, 8/1/20	3,612,000

		7,731,995

	Software—1.2%
	First Data Corp.,
6,905	9.875%, 9/24/15	6,887,738
2,150	12.625%, 1/15/21	2,037,125

		8,924,863

	Specialty Retail—0.4%
3,140	Brown Shoe Co., Inc., 7.125%, 5/15/19	3,088,975

	Telecommunications—4.8%
5,580	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 (b)(c)	4,896,450
4,505	Intelsat Jackson Holdings S.A., 9.50%, 6/15/16	4,669,433
6,835	ITC Deltacom, Inc., 10.50%, 4/1/16	7,228,012
6,130	Nextel Communications, Inc., 7.375%, 8/1/15	6,022,725
3,860	NII Capital Corp., 8.875%, 12/15/19	3,589,800
8,370	West Corp., 11.00%, 10/15/16	8,861,737

		35,268,157

	Textiles, Apparel & Luxury Goods—0.8%
750	Fifth & Pacific Co., Inc., 10.50%, 4/15/19 (b)(c)	845,625
4,535	Oxford Industries, Inc., 11.375%, 7/15/15	4,846,827

		5,692,452

	Trading Companies & Distribution—0.6%
	Aircastle Ltd.,
2,145	9.75%, 8/1/18 (b)(c)	2,332,687
2,145	9.75%, 8/1/18	2,343,413

		4,676,100

	Transportation—2.1%
7,175	Quality Distribution LLC, 9.875%, 11/1/18	7,838,687
6,590	Swift Services Holdings, Inc., 10.00%, 11/15/18	7,117,200

		14,955,887

	Wireless Telecommunication Services—1.5%
4,820	Crown Castle International Corp., 9.00%, 1/15/15	5,265,850
5,295	Sprint Nextel Corp., 11.50%, 11/15/21 (b)(c)	5,599,462

		10,865,312

	Total Corporate Bonds & Notes (cost-$349,864,217)	338,951,502

Shares
CONVERTIBLE PREFERRED STOCK—28.9%
	Airlines—1.2%
239,795	Continental Airlines Finance Trust II, 6.00%, 11/15/30	8,752,517

	Auto Components—1.0%
178,465	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	7,236,756

	Automobiles—0.9%
182,060	General Motors Co., 4.75%, 12/1/13, Ser. B	6,685,243

	Capital Markets—2.3%
147,005	AMG Capital Trust I, 5.10%, 4/15/36	7,221,621
257,250	The Goldman Sachs Group, Inc., 8.00%, 3/14/13 (NetApp, Inc.) (d)	9,434,515

		16,656,136

AGIC Convertible & Income Fund II Schedule of Investments (continued) May 31, 2012 (unaudited)

Shares		Value*
	Commercial Banks—2.3%
61,835	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (e)	$8,432,748
7,740	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (e)	8,583,583

		17,016,331

	Commercial Services & Supplies—0.7%
95,317	United Rentals, Inc., 6.50%, 8/1/28	4,861,167

	Diversified Financial Services—3.2%
11,515	Bank of America Corp., 7.25%, 1/30/13, Ser. L (e)	10,755,010
65,745	Citigroup, Inc., 7.50%, 12/15/12	5,527,840
144,625	Credit Suisse Securities USA LLC, 7.00%, 8/9/12 (Baxter International, Inc.) (d)	6,989,003

		23,271,853

	Electric Utilities—2.3%
	NextEra Energy, Inc.,
25,000	7.00%, 9/1/13	1,343,750
136,925	8.375%, 6/1/12	6,873,635
158,835	PPL Corp., 9.50%, 7/1/13	8,475,436

		16,692,821

	Food Products—1.0%
77,130	Bunge Ltd., 4.875%, 12/31/49 (e)	7,115,242

	Health Care Providers & Services—1.1%
8,660	HealthSouth Corp., 6.50%, 12/31/49, Ser. A (e)	8,467,315

	Household Durables—2.2%
200,850	Newell Financial Trust I, 5.25%, 12/1/27	9,289,312
56,260	Stanley Black & Decker, Inc., 4.75%, 11/17/15	6,547,539

		15,836,851

	Insurance—1.4%
73,835	Assured Guaranty Ltd., 8.50%, 6/1/12	3,883,721
114,075	MetLife, Inc., 5.00%, 9/11/13	6,691,639

		10,575,360

	IT Services—0.5%
71,160	Unisys Corp., 6.25%, 3/1/14	3,613,505

	Metals & Mining—0.4%
125,000	Thompson Creek Metals Co., Inc., 6.50%, 5/15/15	2,537,500

	Multi-Utilities—1.3%
186,560	AES Trust III, 6.75%, 10/15/29	9,229,123

	Oil, Gas & Consumable Fuels—1.6%
98,500	Apache Corp., 6.00%, 8/1/13	4,706,330
27,600	ATP Oil & Gas Corp., 8.00%, 10/1/14 (b)(c)(e)	928,050
93,350	Chesapeake Energy Corp., 5.00%, 12/31/49 (e)	6,417,812

		12,052,192

	Professional Services—1.0%
130,210	Nielsen Holdings NV, 6.25%, 2/1/13	7,072,031

	Real Estate Investment Trust—3.5%
335,200	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (e)	8,581,120
330,475	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (e)	8,542,779
159,235	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (e)	8,544,550

		25,668,449

	Road & Rail—1.0%
680,825	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (c)	7,125,651

	Total Convertible Preferred Stock (cost-$211,258,373)	210,466,043

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—21.6%
	Aerospace & Defense—1.1%
$7,975	GenCorp, Inc., 4.063%, 12/31/39	8,004,906

	Capital Markets—1.8%
8,165	Ares Capital Corp., 5.75%, 2/1/16 (b)(c)	8,287,475
5,370	BGC Partners, Inc., 4.50%, 7/15/16 (b)(c)	5,094,787

		13,382,262

	Coal—0.7%
6,430	Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15	5,449,425

	Commercial Services—0.6%
4,900	Cenveo Corp., 7.00%, 5/15/17 (b)(c)	4,189,500

	Diversified Telecommunication Services—1.1%
6,925	Level 3 Communications, Inc., 15.00%, 1/15/13	7,730,031

	Electrical Equipment—1.1%
7,175	EnerSys, 3.375%, 6/1/38 (f)	8,009,094

	Electronic Equipment, Instruments & Components—0.7%
4,755	Anixter International, Inc., 1.00%, 2/15/13	5,301,825

	Health Care Equipment & Supplies—0.8%
6,275	NuVasive, Inc., 2.75%, 7/1/17	5,545,531

	Hotels, Restaurants & Leisure—2.1%
6,935	MGM Resorts International, 4.25%, 4/15/15	6,874,319
9,175	Morgans Hotel Group Co., 2.375%, 10/15/14	8,108,406

		14,982,725

	Internet Software & Services—0.3%
2,000	Digital River, Inc., 2.00%, 11/1/30	1,877,500

AGIC Convertible & Income Fund II Schedule of Investments (continued) May 31, 2012 (unaudited)

Principal Amount (000s)		Value*
	IT Services—1.0%
$4,745	Alliance Data Systems Corp., 1.75%, 8/1/13	$7,675,038

	Machinery—2.2%
9,225	Greenbrier Cos, Inc., 3.50%, 4/1/18 (b)(c)	7,725,937
9,545	Meritor, Inc., 4.625%, 3/1/26 (f)	8,447,325

		16,173,262

	Marine—0.3%
3,655	DryShips, Inc., 5.00%, 12/1/14	2,512,813

	Media—1.0%
6,420	Liberty Interactive LLC, 3.125%, 3/30/23	7,318,800

	Metals & Mining—0.2%
1,610	Steel Dynamics, Inc., 5.125%, 6/15/14	1,682,450

	Oil, Gas & Consumable Fuels—1.0%
5,040	Peabody Energy Corp., 4.75%, 12/15/41	4,391,100
2,815	Petroleum Development Corp., 3.25%, 5/15/16 (b)(c)	2,617,950

		7,009,050

	Real Estate Investment Trust—0.7%
4,550	Boston Properties LP, 3.75%, 5/15/36	5,090,313

	Semiconductors & Semiconductor Equipment—3.2%
11,635	Advanced Micro Devices, Inc., 5.75%, 8/15/12	11,751,350
5,760	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	4,536,000
7,550	SunPower Corp., 4.75%, 4/15/14	7,021,500

		23,308,850

	Software—0.8%
4,835	Nuance Communications, Inc., 2.75%, 8/15/27	6,086,056

	Thrifts & Mortgage Finance—0.9%
9,830	MGIC Investment Corp., 5.00%, 5/1/17	6,254,338

	Total Convertible Bonds & Notes (cost-$149,127,080)	157,583,769

SHORT-TERM INVESTMENT—3.0%
	Time Deposit—3.0%
21,738	Citibank-London, 0.03%, 6/1/12 (cost-$21,738,448)	21,738,448

	Total Investments (cost-$731,988,388) (g)—100.0%	$728,739,762

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures approved by the Board of Trustees, or persons acting at their discretion pursuant to procedures approved by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Fair-Valued–Security with a value of $5,503,531, representing 0.8% of total investments.
(b)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $93,286,568, representing 12.8% of total investments.
(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.
(e)	Perpetual maturity. Maturity date shown is the next call date.
(f)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(g)	At May 31, 2012, the cost basis of portfolio securities for federal income tax purposes was $733,909,573. Gross unrealized appreciation was $51,597,843, gross unrealized depreciation was $56,767,654 and net unrealized depreciation was $5,169,811. The difference between book and tax cost basis was attributable to the differing treatment of bond premium amortization and wash sale loss deferrals.

Glossary :

REIT — Real Estate Investment Trust

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended May 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from brokerdealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds and notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at May 31, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 5/31/2012
Investments in Securities - Assets
Corporate Bonds & Notes:
Advertising	—	—	$5,503,531	$5,503,531
All Other	—	$333,447,971	—	333,447,971
Convertible Preferred Stock:
Airlines	—	8,752,517	—	8,752,517
Capital Markets	—	16,656,136	—	16,656,136
Commercial Banks	$8,583,583	8,432,748	—	17,016,331
Commercial Services & Supplies	—	4,861,167	—	4,861,167
Diversified Financial Services	16,282,850	6,989,003	—	23,271,853
Health Care Providers & Services	—	8,467,315	—	8,467,315
Household Durables	6,547,539	9,289,312	—	15,836,851
Insurance	6,691,639	3,883,721	—	10,575,360
Oil, Gas & Consumable Fuels	4,706,330	7,345,862	—	12,052,192
Professional Services	—	7,072,031	—	7,072,031
Road & Rail	—	7,125,651	—	7,125,651
All Other	78,778,639	—	—	78,778,639
Convertible Bonds & Notes	—	157,583,769	—	157,583,769
Short-Term Investment	—	21,738,448	—	21,738,448

Total Investments	$121,590,580	$601,645,651	$5,503,531	$728,739,762

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2012.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended May 31, 2012, was as follows:

	Beginning Balance 2/29/12	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*	Transfers out of Level 3	Ending Balance 5/31/12

Investments in Securities—Assets

Corporate Bonds & Notes:

Advertising	—	—	—	—	—	—	$5,503,531	—	$5,503,531

Convertible Preferred Stock:

Capital Markets	$7,599,611	—	$(8,649,612)	—	—	$1,050,001	—	—	—
Total Investments	$7,599,611	—	$(8,649,612)	—	—	$1,050,001	$5,503,531	—	$5,503,531

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at May 31, 2012 was $(460,853).

*	Transferred out of Level 2 into Level 3 because sufficient observable inputs were not available.

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AGIC Convertible & Income Fund II

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 24, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 24, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 24, 2012